Unaudited Condensed Financial Information of the Parent Company (Details) - Schedule of Statements of Cash Flows - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (45,921)	$ (6,658)	¥ (41,399)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in losses of subsidiaries	45,921	6,658	41,399
NET CASH USED IN OPERATING ACTIVITIES
CHANGES IN CASH
CASH, BEGINNING OF YEAR
CASH, END OF YEAR